SEPARATE ACCOUNT VA-K

OF

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY

SUPPLEMENT TO PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION DATED MAY 1, 2006

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Effective January 1, 2007, Security Distributors, Inc., a corporation organized and existing under the laws of the State of Kansas (“SDI” or “Underwriter”), will replace VeraVest Investments, Inc. (“VeraVest,” formerly Allmerica Investments, Inc.) as principal underwriter and general distributor for the Contracts. Security Distributors, Inc. is located at One Security Benefit Place, Topeka, Kansas 66636.

Throughout the Prospectuses and Statements of Additional Information, any references to VeraVest Investments, Inc. and 440 Lincoln St, Worcester, MA 01653 as principal underwriter or general distributor of the Contracts shall be deleted and be replaced by Security Distributors, Inc. and One Security Benefit Place, Topeka, Kansas 66636. [All other references to VeraVest Investments, Inc. are retained.]

If you should have any questions, please call 1-800-533-7881 for assistance.

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Supplement dated January 3, 2007

CWA Exec Annuity Plus

CWA Allmerica Advantage